Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenues	$ 21,536	$ 9,952
Operating Expenses:
Payroll, payroll taxes and others	49,737	897,698
Professional fees	349,532	257,844
Depreciation and amortization	38,404	37,587
Allowance for CECL - trade receivable, net	69	963
Other general and administrative	239,199	142,357
Total Operating Expenses	676,941	1,336,449
Loss From Operations	(655,405)	(1,326,497)
Other Income (Expense):
(Loss) gain on foreign currency transactions	(142,028)	139
Gain on deconsolidation	157,555
Gain on valuation of warrants	770,352
Interest income	23,938	1
Other income		346
Total Other Income	809,817	486
Income (loss) Before Income Tax	154,412	(1,326,011)
Income tax	0	0
Net Income (Loss)	$ 154,412	$ (1,326,011)
Net income (loss) per ordinary share - basic (in dollars per share)	$ 0.15	$ (2.79)
Net income (loss) per ordinary share - diluted (in dollars per share)	$ 0.15	$ (2.79)
Weighted-average shares outstanding, basic (in shares)	1,057,349	475,267
Weighted-average shares outstanding, diluted (in shares)	1,057,349	475,267
Comprehensive Income (Loss):
Net income (loss)	$ 154,412	$ (1,326,011)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	471,186	(27,682)
Total Other Comprehensive Income (Loss)	$ 625,598	$ (1,353,693)